ACCRUED INTEREST (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Convertible Debt [Member]
ACCRUED INTEREST (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 1.54		$ 1.54
Interest Payable	$ 659,252		$ 1,000
Accrued interest [Member]
ACCRUED INTEREST (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.25		$ 0.25
Interest Payable	$ 31,795		$ 1,000	$ 720,189
Due to Related Parties, Current	$ 54,150		$ 78,945
Debt Instrument, Convertible, Number of Equity Instruments	2,637,008		2,623,724	2,880,756
Interest Paid			$ 47,820
Debt Conversion, Original Debt, Amount			$ 90,984	$ 118,594
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			363,936
Interest Payable	$ 660,752		$ 681,979
Due to Related Parties, Current	85,945		78,945	48,708
Interest Paid	$ 22,045	$ 15,460	52,319	48,278
Debt Conversion, Original Debt, Amount			$ 211,567	$ 293,426
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		360,354	846,263	332,282